Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (61.2%)
U.S. Government Securities (41.2%)
[1]	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	925,442	940,943
	United States Treasury Note/Bond	0.125%	2/28/23	14,000	13,762
	United States Treasury Note/Bond	0.125%	7/31/23	1,500	1,455
	United States Treasury Note/Bond	0.500%	11/30/23	37,000	35,740
	United States Treasury Note/Bond	3.000%	6/30/24	140,000	140,087
	United States Treasury Note/Bond	1.500%	2/15/25	65,000	62,461
	United States Treasury Note/Bond	2.750%	5/15/25	103,200	102,410
	United States Treasury Note/Bond	2.875%	6/15/25	25,000	24,898
	United States Treasury Note/Bond	0.250%	7/31/25	31,900	29,278
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	18,083
[1]	United States Treasury Note/Bond	0.500%	2/28/26	187,200	170,586
	United States Treasury Note/Bond	0.750%	3/31/26	75,000	68,883
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	91,656
	United States Treasury Note/Bond	1.250%	3/31/28	35,000	31,615
[1]	United States Treasury Note/Bond	1.250%	4/30/28	100,000	90,203
	United States Treasury Note/Bond	2.875%	5/15/28	8,000	7,905
	United States Treasury Note/Bond	1.375%	10/31/28	53,204	47,966
	United States Treasury Note/Bond	1.500%	11/30/28	132,000	119,873
	United States Treasury Note/Bond	2.375%	3/31/29	5,000	4,786
	United States Treasury Note/Bond	1.375%	11/15/31	3,000	2,602
	United States Treasury Note/Bond	1.875%	2/15/32	45,000	40,760
	United States Treasury Note/Bond	4.375%	2/15/38	26,000	30,253
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,392
	United States Treasury Note/Bond	1.125%	8/15/40	7,200	4,970
	United States Treasury Note/Bond	1.375%	11/15/40	5,500	3,960
	United States Treasury Note/Bond	1.875%	2/15/41	58,000	45,485
	United States Treasury Note/Bond	2.250%	5/15/41	38,000	31,688
[2]	United States Treasury Note/Bond	2.000%	11/15/41	62,200	49,381
[2,3]	United States Treasury Note/Bond	2.375%	2/15/42	29,700	25,180
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	11,364
	United States Treasury Note/Bond	3.000%	2/15/47	500	467
	United States Treasury Note/Bond	3.000%	5/15/47	6,000	5,607
	United States Treasury Note/Bond	2.750%	11/15/47	27,600	24,715
	United States Treasury Note/Bond	3.375%	11/15/48	126,000	128,008
	United States Treasury Note/Bond	2.000%	2/15/50	7,000	5,425
	United States Treasury Note/Bond	2.000%	8/15/51	8,000	6,183
	United States Treasury Note/Bond	1.875%	11/15/51	13,000	9,754
	United States Treasury Note/Bond	2.250%	2/15/52	23,100	19,007
	United States Treasury Note/Bond	2.875%	5/15/52	49,600	46,826
					2,495,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (19.9%)
[4,5]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	597	557
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,312	1,254
[4,5]	Fannie Mae Pool	4.000%	9/1/42	204	203
[4,5]	Fannie Mae Pool	5.000%	10/1/49	31	32
[4,5]	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	21,941	20,691
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,900	1,821
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	1,420	1,418
[4,5]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,807	1,848
[4,5]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	721	772
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	96	103
[4]	Ginnie Mae I Pool	3.000%	4/15/45	155	146
[4]	Ginnie Mae I Pool	3.500%	6/15/47	611	603
[4]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	43	44
[4]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	601	621
[4]	Ginnie Mae I Pool	6.000%	7/15/37	26	28
[4,6]	Ginnie Mae II Pool	2.000%	11/20/50–8/15/52	54,090	48,017
[4,6]	Ginnie Mae II Pool	2.500%	9/20/50–7/15/52	55,818	50,821
[4,6]	Ginnie Mae II Pool	3.000%	5/20/43–8/15/52	112,729	105,968
[4,6]	Ginnie Mae II Pool	3.500%	4/20/43–8/15/52	35,244	34,577
[4,6]	Ginnie Mae II Pool	4.000%	11/20/42–8/15/52	79,295	78,749
[4,6]	Ginnie Mae II Pool	4.500%	7/15/52–8/15/52	29,250	29,539
[4]	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	427	436
[4,5,6]	UMBS Pool	1.500%	7/25/37–4/1/52	45,553	38,462
[4,5,6]	UMBS Pool	2.000%	4/1/36–7/25/52	280,299	246,375
[4,5,6]	UMBS Pool	2.500%	2/1/36–7/25/52	220,418	200,903
[4,5,6]	UMBS Pool	3.000%	7/25/37–8/25/52	76,984	73,732
[4,5,6]	UMBS Pool	3.500%	7/1/38–8/25/52	97,281	94,568
[4,5,6]	UMBS Pool	4.000%	12/1/38–7/25/52	87,838	88,685
[4,5,6]	UMBS Pool	4.500%	4/1/39–7/25/52	80,583	81,118
[4,5]	UMBS Pool	5.000%	8/1/39–10/1/49	2,239	2,347
[4,5]	UMBS Pool	5.500%	12/1/38–5/1/44	3,592	3,863
[4,5]	UMBS Pool	6.000%	10/1/39	23	25
[4,5]	UMBS Pool	6.500%	9/1/36	8	9
					1,208,335
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Freddie Mac REMICS	2.000%	1/25/52	2,477	1,971
[4]	Ginnie Mae REMICS	2.000%	2/20/51	1,986	1,881
					3,852
Total U.S. Government and Agency Obligations (Cost $3,921,639)					3,707,804
Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
[4]	AmeriCredit Automobile Receivables Trust Series 2018-2	4.010%	7/18/24	390	390
[4]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	580	577
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	230
[4,7]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	399	377
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	1,250	1,185
[4,7]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,049
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	19	19
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	50	48
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	1,341	1,271
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	80	77
[4]	BANK Series 2018-BN14	4.185%	9/15/60	25	25
[4]	BANK Series 2018-BN14	4.231%	9/15/60	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK Series 2019-BN17	3.714%	4/15/52	280	271
[4]	BANK Series 2019-BN18	3.584%	5/15/62	280	268
[4]	BANK Series 2019-BN20	3.011%	9/15/62	200	184
[4]	BANK Series 2019-BN23	2.846%	12/15/52	130	123
[4]	BANK Series 2022-BNK40	3.507%	3/15/64	90	84
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	179
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	320	328
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	330
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	67
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	360	352
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	280
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	250	228
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	180
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	110	98
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	250	228
[4]	CarMax Auto Owner Trust Series 2018-4	3.850%	7/15/24	70	70
[4]	CarMax Auto Owner Trust Series 2018-4	4.150%	4/15/25	100	100
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	10	9
[4]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	244
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	58
[4]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	50	48
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	18
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	130	123
[4]	CD Mortgage Trust Series 2018-CD7	5.012%	8/15/51	100	97
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	59
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	80	80
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	55	54
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	229
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	30	29
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	58
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.406%	9/15/50	40	38
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	45
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	250	226
[4]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	500	496
[4,7]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	209
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	COMM Mortgage Trust Series 2013-CR9	4.435%	7/10/45	230	217
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	103	103
[4]	COMM Mortgage Trust Series 2014-CR17	3.700%	5/10/47	18	18
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	154	153
[4]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	25	25
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	141
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	12
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	221
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	70	67
[4]	Drive Auto Receivables Trust Series 2018-3	4.300%	9/16/24	46	46
[4]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	535	536
[4]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	180	178
[4]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	177
[4]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	139
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	40	38
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	587	587
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	0.451%	8/25/23	4,895	17
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	0.837%	10/25/23	2,609	20
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	1.078%	1/25/24	38,163	443
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	1.243%	3/25/24	1,601	25
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	0.837%	9/25/24	3,116	38
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.642%	12/25/24	11,237	129
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.775%	11/25/25	13,797	250
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	1.017%	12/25/25	5,839	149
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.298%	1/25/26	43,072	1,484
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.484%	3/25/26	2,796	116
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.306%	7/25/26	39,855	1,531
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	1.046%	8/25/26	3,869	124
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	0.426%	9/25/26	2,304	25
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	0.192%	10/25/26	8,393	31
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	0.425%	12/25/26	52,332	637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	0.740%	3/25/27	2,046	50
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.809%	4/25/27	20,430	559
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.558%	8/25/27	3,050	59
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.284%	10/25/31	190,959	2,788
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K144	2.450%	4/25/32	26,050	23,561
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K145	2.580%	6/25/55	27,600	25,242
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG02	1.153%	8/25/29	11,500	658
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG04	0.940%	11/25/30	7,765	437
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.402%	1/25/31	63,628	1,453
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.626%	10/25/31	29,992	1,192
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KIR1	1.185%	3/25/26	73,089	2,437
[4,5,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.213%	11/25/31	256,792	2,673
[4,5]	FHLMC Multifamily WI Certificates Series K146	2.920%	7/25/32	30,000	28,174
[4,5]	FHLMC Multifamily WI Certificates Series K147	3.000%	8/25/32	43,150	40,760
[4,5,7]	FHLMC Multifamily WI Certificates Series K148	3.500%	9/25/32	15,000	14,785
[4,7]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	496	458
[4,7]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	119
[4,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	220	211
[4,7]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	95
[4]	Ford Credit Auto Owner Trust Series 2020-B	2.040%	12/15/26	300	289
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	408
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,245
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	2,700	2,704
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,100	1,104
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	222
[4,7,8]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,037,493	1,883
[4,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	31,094	27,855
[4]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	139
[4,7]	GM Financial Revolving Receivables Trust Series 2021-1	1.170%	6/12/34	1,180	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	63
[4,7]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	107
[4,7]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	116
[4,7,9]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	16	16
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.644%	9/10/47	170	164
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.665%	9/10/47	150	138
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	57
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	148
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	56
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	306
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	574
[4,7]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	148
[4,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	88
[4,7]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	250	227
[4,7]	Hudsons Bay Simon JV Trust Series 2015-HB7	3.914%	8/5/34	100	94
[4,7,9]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.700%	2.223%	3/17/37	244	239
[4,7,9]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.950%	2.473%	3/17/37	100	99
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.212%	1/15/46	230	226
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	6	6
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	147	147
[4,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	25,708	22,901
[4,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	7,217	6,424
[4,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	25,373	22,582
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	300	298
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.947%	2/15/47	370	347
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	10	10
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	70	68
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	60	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	29
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	58
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	80	78
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	49
[4,7]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	170	168
[4,7]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	31	31
[4,7]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	65	65
[4,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	99
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	200	182
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	400	398
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	5.056%	4/15/47	150	149
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.476%	6/15/47	80	78
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	128
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.903%	5/15/49	160	151
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	270	263
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	90	87
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	55	53
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	516
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	110	104
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	50	48
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	95
[4,7]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	1,000	987
[4,7]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	60	59
[4,7]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	205	203
[4,7]	Navient Private Education Refi Loan Trust Series 2018-DA	4.000%	12/15/59	393	389
[4,7,9]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	2.374%	3/25/66	23	23
[4,7]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	100	87
[4,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	700	641
[4,7,9]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	2.389%	1/16/60	48	48
[4,7,9]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	2.612%	6/20/60	41	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,9]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	2.562%	8/18/60	45	45
[4,7,9]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	2.574%	11/25/65	55	54
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	140	132
[4,7]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	94
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	120	120
[4,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[4,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	14,000	12,847
[4,7,9]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.682%	12/5/59	76	76
[4,7,9]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	2.050%	4/10/50	21	21
[4,7,9]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	2.000%	11/10/49	33	33
[4]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	774
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	950	944
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.490%	8/15/29	730	718
[4,7]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	168
[4,7]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	769
[4,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	114	112
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	113	110
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	243	240
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	322	318
[4,7]	SoFi Professional Loan Program LLC Series 2016-B	2.740%	10/25/32	18	18
[4,7]	SoFi Professional Loan Program LLC Series 2016-C	2.360%	12/27/32	15	15
[4,7]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	11	11
[4,7,9]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	2.574%	1/25/39	5	5
[4,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	1	1
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	26	26
[4,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	18	18
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	47	47
[4,7]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	31	31
[4,7]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	98
[4,7]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	41	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	99
[4,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	793
[4,7]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	422
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	112	108
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.434%	7/15/46	450	445
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.706%	9/15/58	160	151
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	88
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	10	10
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	41
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	47
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	30
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	79
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	20	20
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	204	202
[4]	World Omni Auto Receivables Trust Series 2019-B	2.860%	6/16/25	110	109
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $296,687)					282,732
Corporate Bonds (30.5%)
Communications (2.3%)
	Activision Blizzard Inc.	2.500%	9/15/50	4,750	3,258
	Alphabet Inc.	2.250%	8/15/60	1,930	1,257
[10]	AT&T Inc.	1.800%	9/5/26	4,600	4,694
	AT&T Inc.	4.350%	3/1/29	933	919
[4]	AT&T Inc.	4.300%	2/15/30	1,685	1,645
	AT&T Inc.	4.500%	5/15/35	700	664
	AT&T Inc.	4.900%	8/15/37	500	495
	AT&T Inc.	3.500%	9/15/53	3,650	2,768
	AT&T Inc.	3.550%	9/15/55	4,238	3,176
	AT&T Inc.	3.650%	9/15/59	567	425
[7]	Cable One Inc.	4.000%	11/15/30	565	464
[7]	CCO Holdings LLC	5.000%	2/1/28	395	363
[7]	CCO Holdings LLC	4.750%	3/1/30	890	761
	Charter Communications Operating LLC	4.908%	7/23/25	589	591
	Charter Communications Operating LLC	2.250%	1/15/29	200	165
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,427
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,492
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	2,045
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	182
[7]	Cogent Communications Group Inc.	7.000%	6/15/27	318	304
	Comcast Corp.	3.375%	8/15/25	5,304	5,241
	Comcast Corp.	3.150%	3/1/26	452	441
	Comcast Corp.	2.350%	1/15/27	445	415
	Comcast Corp.	3.150%	2/15/28	468	446
	Comcast Corp.	4.150%	10/15/28	2,303	2,297
	Comcast Corp.	3.400%	4/1/30	229	215
	Comcast Corp.	3.250%	11/1/39	1,990	1,636
	Comcast Corp.	3.750%	4/1/40	3,800	3,333
	Comcast Corp.	4.650%	7/15/42	1,200	1,161
	Comcast Corp.	4.700%	10/15/48	168	163
	Comcast Corp.	3.450%	2/1/50	1,500	1,195
	Comcast Corp.	2.650%	8/15/62	300	193
	Comcast Corp.	2.987%	11/1/63	5,000	3,416
[7]	CSC Holdings LLC	5.375%	2/1/28	245	214
[7]	CSC Holdings LLC	4.625%	12/1/30	755	506
[7]	CSC Holdings LLC	3.375%	2/15/31	255	189
[7]	Directv Financing LLC	5.875%	8/15/27	370	316
	Discovery Communications LLC	3.900%	11/15/24	35	34
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,397
[7]	DISH DBS Corp.	5.250%	12/1/26	290	227
[7]	DISH DBS Corp.	5.750%	12/1/28	160	118
	DISH DBS Corp.	5.125%	6/1/29	370	225
	Expedia Group Inc.	3.800%	2/15/28	3,000	2,736
	Expedia Group Inc.	2.950%	3/15/31	1,000	797
	Fox Corp.	5.476%	1/25/39	3,780	3,671
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	85
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	197
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	665	514
[7]	Frontier Communications Holdings LLC	8.750%	5/15/30	140	142
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,525
[7]	Level 3 Financing Inc.	4.625%	9/15/27	240	206
[7]	Level 3 Financing Inc.	4.250%	7/1/28	295	236
[7]	Level 3 Financing Inc.	3.625%	1/15/29	410	315
[7]	Magallanes Inc.	3.428%	3/15/24	3,910	3,833
[7]	Magallanes Inc.	3.755%	3/15/27	2,510	2,356
[7]	Magallanes Inc.	5.050%	3/15/42	971	826
[7]	Magallanes Inc.	5.141%	3/15/52	1,930	1,620
[7]	Magallanes Inc.	5.391%	3/15/62	4,340	3,640
[7]	Netflix Inc.	3.625%	6/15/25	425	404
	Netflix Inc.	4.875%	4/15/28	4,055	3,828
	Netflix Inc.	5.875%	11/15/28	795	778
	Netflix Inc.	6.375%	5/15/29	1,960	1,976
[7]	News Corp.	3.875%	5/15/29	674	584
[7]	News Corp.	5.125%	2/15/32	240	213
[7]	Nexstar Media Inc.	5.625%	7/15/27	295	272
[7]	Nexstar Media Inc.	4.750%	11/1/28	435	380
	Paramount Global	4.750%	5/15/25	1,108	1,120
	Paramount Global	4.200%	6/1/29	2,368	2,229
	Paramount Global	4.850%	7/1/42	3,042	2,532
	Paramount Global	4.375%	3/15/43	3,250	2,517
	Paramount Global	4.950%	5/19/50	1,500	1,260
[7]	Rogers Communications Inc.	3.800%	3/15/32	2,140	1,960
[7]	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,799
[7]	Sirius XM Radio Inc.	3.125%	9/1/26	90	80
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	70	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	75	65
[7]	Sky Ltd.	3.750%	9/16/24	200	199
	Sprint Corp.	7.125%	6/15/24	420	432
	Sprint Corp.	7.625%	3/1/26	795	839
	Take-Two Interactive Software Inc.	4.000%	4/14/32	2,905	2,727
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	2,939
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,612
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,783
	Time Warner Cable LLC	4.500%	9/15/42	6,620	5,191
	T-Mobile USA Inc.	2.625%	2/15/29	2,215	1,863
[7]	T-Mobile USA Inc.	3.375%	4/15/29	285	249
	T-Mobile USA Inc.	3.375%	4/15/29	300	263
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,143
	T-Mobile USA Inc.	3.000%	2/15/41	1,990	1,478
	T-Mobile USA Inc.	3.600%	11/15/60	329	240
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	365
[7]	Univision Communications Inc.	7.375%	6/30/30	90	88
[4,12]	Verizon Communications Inc.	4.050%	2/17/25	1,250	850
	Verizon Communications Inc.	4.125%	3/16/27	458	457
[4,12]	Verizon Communications Inc.	4.500%	8/17/27	500	331
	Verizon Communications Inc.	4.329%	9/21/28	200	199
[11]	Verizon Communications Inc.	1.875%	11/3/38	500	430
	Verizon Communications Inc.	2.650%	11/20/40	850	623
	Verizon Communications Inc.	3.850%	11/1/42	1,800	1,526
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,956
	Verizon Communications Inc.	3.875%	3/1/52	2,020	1,705
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,226
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,622
[7]	Videotron Ltd.	3.625%	6/15/29	365	301
	Vodafone Group plc	4.375%	5/30/28	327	325
[4,10]	Vodafone Group plc	2.500%	5/24/39	1,300	1,091
	Vodafone Group plc	4.125%	6/4/81	2,295	1,722
[7]	VZ Secured Financing BV	5.000%	1/15/32	370	307
	Walt Disney Co.	3.350%	3/24/25	170	169
	Walt Disney Co.	1.750%	1/13/26	439	409
	Walt Disney Co.	3.375%	11/15/26	375	366
	Walt Disney Co.	2.000%	9/1/29	273	234
	Walt Disney Co.	3.500%	5/13/40	1,200	1,025
	Walt Disney Co.	4.700%	3/23/50	1,000	990
	Walt Disney Co.	3.600%	1/13/51	825	689
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	500	415
					140,714
Consumer Discretionary (2.7%)
[7]	1011778 BC ULC	3.875%	1/15/28	296	257
[7]	1011778 BC ULC	4.375%	1/15/28	214	189
[10]	Aliaxis Finance SA	0.875%	11/8/28	2,400	1,798
	Amazon.com Inc.	3.150%	8/22/27	692	674
	Amazon.com Inc.	3.950%	4/13/52	1,685	1,552
[4]	American Honda Finance Corp.	2.150%	9/10/24	217	210
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	833
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	100	82
	AutoZone Inc.	4.000%	4/15/30	1,190	1,130
	AutoZone Inc.	1.650%	1/15/31	831	651
	Boyd Gaming Corp.	4.750%	12/1/27	200	181
	Brunswick Corp.	2.400%	8/18/31	1,250	926
[7]	Caesars Resort Collection LLC	5.750%	7/1/25	19	18
[7]	Carnival Corp.	5.750%	3/1/27	965	697
[7]	Carnival Corp.	4.000%	8/1/28	610	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cedar Fair LP	5.500%	5/1/25	960	933
[7]	Churchill Downs Inc.	5.500%	4/1/27	1,530	1,453
[7]	Churchill Downs Inc.	4.750%	1/15/28	298	265
[7]	Clarios Global LP	6.750%	5/15/25	46	46
[7]	Clarios Global LP	8.500%	5/15/27	640	619
[7]	Daimler Finance North America LLC	0.750%	3/1/24	7,570	7,200
	Dana Inc.	4.500%	2/15/32	485	360
	Ford Motor Credit Co. LLC	3.375%	11/13/25	375	338
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,375	1,276
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	88
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	312
	Ford Motor Credit Co. LLC	2.900%	2/16/28	440	355
	Ford Motor Credit Co. LLC	2.900%	2/10/29	555	435
	Ford Motor Credit Co. LLC	4.000%	11/13/30	280	227
	Ford Motor Credit Co. LLC	3.625%	6/17/31	545	422
	General Motors Co.	4.875%	10/2/23	6,000	6,057
	General Motors Co.	5.400%	10/2/23	1,000	1,015
	General Motors Co.	6.125%	10/1/25	1,000	1,034
	General Motors Co.	5.200%	4/1/45	1,600	1,348
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,214
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	150
	General Motors Financial Co. Inc.	4.350%	4/9/25	263	260
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,668
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,637
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	830
	Genuine Parts Co.	1.750%	2/1/25	2,229	2,104
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	510	425
[7]	Group 1 Automotive Inc.	4.000%	8/15/28	363	307
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	6,435	5,835
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,002
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	258
	Home Depot Inc.	2.800%	9/14/27	225	215
	Home Depot Inc.	3.900%	12/6/28	217	217
	Home Depot Inc.	2.950%	6/15/29	2,283	2,134
	Home Depot Inc.	2.700%	4/15/30	480	436
	Home Depot Inc.	5.950%	4/1/41	3,290	3,754
	Home Depot Inc.	4.250%	4/1/46	720	678
	Home Depot Inc.	3.900%	6/15/47	100	90
	Home Depot Inc.	4.500%	12/6/48	500	488
	Home Depot Inc.	3.125%	12/15/49	750	585
	Home Depot Inc.	3.500%	9/15/56	1,660	1,355
	Honda Motor Co. Ltd.	2.967%	3/10/32	3,155	2,831
[7]	International Game Technology plc	4.125%	4/15/26	110	100
[7]	International Game Technology plc	6.250%	1/15/27	25	24
	KB Home	7.250%	7/15/30	320	303
[7]	Lithia Motors Inc.	4.625%	12/15/27	285	263
[7]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,004
[7]	Lithia Motors Inc.	4.375%	1/15/31	20	17
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	19
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	885
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	320	285
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	13
	Lowe's Cos. Inc.	3.100%	5/3/27	880	836
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	888
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,569
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,705
	Magna International Inc.	2.450%	6/15/30	200	171
[4]	Marriott International Inc.	4.625%	6/15/30	4,180	3,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mattel Inc.	3.375%	4/1/26	250	230
[7]	Mattel Inc.	5.875%	12/15/27	265	259
[4]	McDonald's Corp.	2.625%	9/1/29	1,086	974
[4]	McDonald's Corp.	2.125%	3/1/30	210	180
[4]	McDonald's Corp.	3.625%	9/1/49	1,175	963
[4]	McDonald's Corp.	4.200%	4/1/50	1,745	1,568
[7]	Meritage Homes Corp.	3.875%	4/15/29	1,030	854
[7]	MIWD Holdco II LLC	5.500%	2/1/30	185	153
[7]	NCL Corp. Ltd.	5.875%	2/15/27	314	268
[7]	NCL Corp. Ltd.	7.750%	2/15/29	178	135
[7]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,821
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	6,992
[4,10]	Nissan Motor Co. Ltd.	3.201%	9/17/28	800	743
[7]	Penn National Gaming Inc.	5.625%	1/15/27	85	75
	PulteGroup Inc.	5.000%	1/15/27	100	100
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	30
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	36	37
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	260
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	966
	Starbucks Corp.	3.500%	11/15/50	600	469
[7]	Stellantis Finance US Inc.	1.711%	1/29/27	760	663
[7]	Studio City Co. Ltd.	7.000%	2/15/27	240	207
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,320	3,915
	Toll Brothers Finance Corp.	3.800%	11/1/29	2,705	2,308
[4]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	3,994
	Toyota Motor Credit Corp.	3.950%	6/30/25	25,120	25,242
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,714
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,623
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	271
[7]	Vail Resorts Inc.	6.250%	5/15/25	1,501	1,501
[4,11]	Volkswagen Financial Services NV	1.125%	9/18/23	6,600	7,761
[4,11]	Volkswagen Financial Services NV	1.375%	9/14/28	1,300	1,320
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,000
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	992
[7]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	4,264
[4,10]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,147	1,069
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	129	111
[7]	WMG Acquisition Corp.	3.750%	12/1/29	1,505	1,262
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	485	424
					160,741
Consumer Staples (1.7%)
[7]	7-Eleven Inc.	1.300%	2/10/28	2,650	2,207
[7]	7-Eleven Inc.	1.800%	2/10/31	1,500	1,171
[7]	7-Eleven Inc.	2.800%	2/10/51	910	594
[7]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	171	160
	Altria Group Inc.	2.350%	5/6/25	1,000	943
	Altria Group Inc.	4.400%	2/14/26	2,570	2,516
	Altria Group Inc.	5.800%	2/14/39	2,000	1,825
	Altria Group Inc.	3.400%	2/4/41	3,000	1,993
	Altria Group Inc.	5.375%	1/31/44	325	280
	Altria Group Inc.	5.950%	2/14/49	135	118
	Altria Group Inc.	4.450%	5/6/50	300	215
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,966
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	3,838
[4,11]	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	1,100	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	400	400
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,328
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	896
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,065
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	1,874
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,545	3,192
	BAT Capital Corp.	3.215%	9/6/26	200	187
	BAT Capital Corp.	4.390%	8/15/37	1,050	834
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,139
	BAT Capital Corp.	3.984%	9/25/50	975	663
	BAT International Finance plc	1.668%	3/25/26	70	62
[10]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	2,800	2,610
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,453
	Constellation Brands Inc.	2.875%	5/1/30	4,000	3,476
	Constellation Brands Inc.	2.250%	8/1/31	2,310	1,872
	Costco Wholesale Corp.	1.375%	6/20/27	3,000	2,693
[7]	Darling Ingredients Inc.	6.000%	6/15/30	320	319
	Dollar General Corp.	4.125%	5/1/28	250	244
	General Mills Inc.	2.600%	10/12/22	5,000	5,002
	General Mills Inc.	2.875%	4/15/30	205	181
[4,10]	GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	1,756	1,764
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	3,790	3,497
[7]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	3,225	2,780
	Hormel Foods Corp.	1.700%	6/3/28	1,160	1,025
	Hormel Foods Corp.	1.800%	6/11/30	275	231
	J M Smucker Co.	3.375%	12/15/27	273	261
	Kellogg Co.	4.500%	4/1/46	530	486
	Kraft Heinz Foods Co.	3.875%	5/15/27	4,140	4,006
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,350	1,248
	Kraft Heinz Foods Co.	4.875%	10/1/49	555	491
	Kroger Co.	2.200%	5/1/30	1,000	843
	Kroger Co.	3.875%	10/15/46	3,125	2,593
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	450	424
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	305	265
[10]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	3,110	3,146
[7]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,445
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,132
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,040
[7]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,182
[7]	Nestle Holdings Inc.	4.000%	9/24/48	150	140
	PepsiCo Inc.	2.625%	7/29/29	3,025	2,801
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,009
	PepsiCo Inc.	3.450%	10/6/46	1,000	861
[7]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[7]	Performance Food Group Inc.	5.500%	10/15/27	580	537
[7]	Performance Food Group Inc.	4.250%	8/1/29	310	259
	Philip Morris International Inc.	2.100%	5/1/30	200	163
[10]	Philip Morris International Inc.	2.000%	5/9/36	600	416
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,672
[7]	Post Holdings Inc.	5.750%	3/1/27	24	23
[7]	Post Holdings Inc.	5.625%	1/15/28	230	218
	Procter & Gamble Co.	2.800%	3/25/27	130	126
	Reynolds American Inc.	4.450%	6/12/25	529	527
	Unilever Capital Corp.	2.125%	9/6/29	294	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.500%	9/22/28	1,810	1,587
	Walmart Inc.	3.950%	6/28/38	3,685	3,566
					101,507
Energy (2.6%)
[7]	Antero Resources Corp.	5.375%	3/1/30	625	572
	BP Capital Markets America Inc.	3.194%	4/6/25	248	245
	BP Capital Markets America Inc.	3.796%	9/21/25	347	348
	BP Capital Markets America Inc.	3.410%	2/11/26	444	436
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	679	657
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	248	237
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,921
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,889
	BP Capital Markets America Inc.	2.721%	1/12/32	2,475	2,132
	BP Capital Markets America Inc.	2.939%	6/4/51	2,400	1,715
	BP Capital Markets America Inc.	3.001%	3/17/52	800	578
[4,10]	BP Capital Markets BV	0.933%	12/4/40	700	441
	BP Capital Markets plc	3.279%	9/19/27	278	266
[7]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,398
	Canadian Natural Resources Ltd.	3.850%	6/1/27	3,640	3,496
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,756
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,670	1,769
	Cenovus Energy Inc.	4.250%	4/15/27	1,490	1,462
	Cenovus Energy Inc.	6.750%	11/15/39	500	532
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	964
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	2,000	2,074
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,000	917
	Cheniere Energy Inc.	4.625%	10/15/28	305	276
	Cheniere Energy Partners LP	4.000%	3/1/31	450	384
[7]	Cheniere Energy Partners LP	3.250%	1/31/32	240	189
	Chevron Corp.	2.954%	5/16/26	195	191
	Chevron USA Inc.	3.250%	10/15/29	1,000	947
[7]	Civitas Resources Inc.	5.000%	10/15/26	240	215
[7]	Colgate Energy Partners III LLC	7.750%	2/15/26	210	201
[7]	Colgate Energy Partners III LLC	5.875%	7/1/29	615	539
	ConocoPhillips Co.	2.400%	3/7/25	4,780	4,612
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,144
	ConocoPhillips Co.	4.300%	11/15/44	265	244
	ConocoPhillips Co.	3.800%	3/15/52	5,000	4,289
[7]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,774
	Continental Resources Inc.	4.375%	1/15/28	1,200	1,128
[7]	Coterra Energy Inc.	3.900%	5/15/27	655	630
[7]	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,392
[7]	CrownRock LP	5.625%	10/15/25	180	171
[7]	CrownRock LP	5.000%	5/1/29	150	135
	DCP Midstream Operating LP	5.625%	7/15/27	59	57
	DCP Midstream Operating LP	5.125%	5/15/29	350	315
	Devon Energy Corp.	5.250%	10/15/27	425	428
	Devon Energy Corp.	5.875%	6/15/28	307	312
	Devon Energy Corp.	4.500%	1/15/30	1,038	979
	Devon Energy Corp.	5.600%	7/15/41	200	198
	Diamondback Energy Inc.	4.250%	3/15/52	3,000	2,490
[7]	DT Midstream Inc.	4.125%	6/15/29	455	387
[7]	DT Midstream Inc.	4.375%	6/15/31	315	263
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	66
	Enbridge Energy Partners LP	5.500%	9/15/40	125	125
	Enbridge Inc.	2.500%	2/14/25	1,000	961
	Enbridge Inc.	3.125%	11/15/29	450	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Endeavor Energy Resources LP	6.625%	7/15/25	45	45
[7]	Endeavor Energy Resources LP	5.750%	1/30/28	105	100
	Energy Transfer LP	3.900%	5/15/24	280	277
	Energy Transfer LP	4.950%	5/15/28	3,380	3,310
	Energy Transfer LP	3.750%	5/15/30	3,770	3,395
	Energy Transfer LP	6.050%	6/1/41	700	680
	Energy Transfer LP	6.500%	2/1/42	1,400	1,404
	Energy Transfer LP	5.300%	4/1/44	1,825	1,581
	Energy Transfer LP	6.250%	4/15/49	400	388
[7]	EnLink Midstream LLC	5.625%	1/15/28	100	92
	EnLink Midstream LLC	5.375%	6/1/29	260	228
	Enterprise Products Operating LLC	5.950%	2/1/41	380	397
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,180
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,881
	Enterprise Products Operating LLC	4.900%	5/15/46	860	791
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	781
	EOG Resources Inc.	3.900%	4/1/35	200	186
[7]	EQM Midstream Partners LP	7.500%	6/1/27	150	145
[7]	EQM Midstream Partners LP	6.500%	7/1/27	155	144
[7]	EQM Midstream Partners LP	7.500%	6/1/30	295	284
[7]	EQT Corp.	3.125%	5/15/26	150	141
	EQT Corp.	3.900%	10/1/27	2,198	2,054
	EQT Corp.	5.000%	1/15/29	330	320
[7]	EQT Corp.	3.625%	5/15/31	1,170	1,020
	Exxon Mobil Corp.	3.482%	3/19/30	4,486	4,299
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,111
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	914
	Exxon Mobil Corp.	3.452%	4/15/51	655	538
[4,10]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	300	104
[10]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	1,800	566
[10]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	161
[4]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	3,776	1,038
	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,286
[7]	Hess Midstream Operations LP	5.500%	10/15/30	135	121
[7]	Hilcorp Energy I LP	5.750%	2/1/29	80	70
[7]	Hilcorp Energy I LP	6.000%	2/1/31	95	82
[4]	KazTransGas JSC	4.375%	9/26/27	1,269	1,113
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,927
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	748
[7]	MEG Energy Corp.	5.875%	2/1/29	60	55
	MPLX LP	1.750%	3/1/26	2,000	1,804
	MPLX LP	4.500%	4/15/38	1,850	1,622
	MPLX LP	4.950%	3/14/52	1,500	1,297
	NuStar Logistics LP	5.750%	10/1/25	55	51
	NuStar Logistics LP	6.375%	10/1/30	230	201
	Occidental Petroleum Corp.	5.550%	3/15/26	200	199
	Occidental Petroleum Corp.	6.375%	9/1/28	1,035	1,049
	Occidental Petroleum Corp.	6.125%	1/1/31	220	223
	Occidental Petroleum Corp.	7.500%	5/1/31	760	819
	ONEOK Inc.	4.000%	7/13/27	1,000	964
	ONEOK Inc.	3.400%	9/1/29	500	441
	ONEOK Inc.	4.950%	7/13/47	500	424
	ONEOK Inc.	5.200%	7/15/48	435	386
	ONEOK Partners LP	6.125%	2/1/41	3,355	3,203
	Ovintiv Exploration Inc.	5.375%	1/1/26	2,945	2,983
[7]	Parkland Corp.	4.500%	10/1/29	300	244
	Phillips 66	3.700%	4/6/23	450	450
	Phillips 66	4.650%	11/15/34	1,035	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Phillips 66 Co.	3.605%	2/15/25	305	302
[7]	Phillips 66 Co.	3.150%	12/15/29	2,569	2,302
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,633
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	882
	Plains All American Pipeline LP	4.900%	2/15/45	410	331
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	5,893	5,563
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	582
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,724
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,850
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,921
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	442
	Shell International Finance BV	2.375%	11/7/29	1,245	1,100
	Shell International Finance BV	2.750%	4/6/30	4,130	3,729
	Shell International Finance BV	4.550%	8/12/43	500	475
	Shell International Finance BV	4.375%	5/11/45	500	465
	Shell International Finance BV	3.750%	9/12/46	550	467
	Shell International Finance BV	3.125%	11/7/49	1,300	1,001
	Suncor Energy Inc.	6.500%	6/15/38	855	940
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,159
[7]	Tap Rock Resources LLC	7.000%	10/1/26	420	402
	Targa Resources Partners LP	6.500%	7/15/27	120	123
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,433
	Targa Resources Partners LP	6.875%	1/15/29	655	669
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,368
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,109
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	979
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	73
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	701
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	365
	Valero Energy Corp.	4.350%	6/1/28	300	292
	Valero Energy Corp.	3.650%	12/1/51	3,000	2,247
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	416
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,081
	Western Midstream Operating LP	4.750%	8/15/28	2,480	2,268
	Western Midstream Operating LP	4.550%	2/1/30	390	338
	Williams Cos. Inc.	6.300%	4/15/40	200	212
	Williams Cos. Inc.	5.100%	9/15/45	535	498
					157,017
Financials (9.5%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,512
	AerCap Ireland Capital DAC	1.150%	10/29/23	8,650	8,257
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,471
	AerCap Ireland Capital DAC	2.450%	10/29/26	1,001	871
	AerCap Ireland Capital DAC	3.000%	10/29/28	3,250	2,734
	AerCap Ireland Capital DAC	3.300%	1/30/32	5,250	4,184
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	1,942
	Aflac Inc.	4.750%	1/15/49	850	818
[4]	Air Lease Corp.	2.875%	1/15/26	1,600	1,469
[4]	Air Lease Corp.	3.750%	6/1/26	1,269	1,195
	Air Lease Corp.	3.125%	12/1/30	2,000	1,630
[7]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	345	306
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,494
	American Express Co.	2.550%	3/4/27	3,900	3,635
	American International Group Inc.	2.500%	6/30/25	245	234
	American International Group Inc.	4.800%	7/10/45	715	665
	American International Group Inc.	4.375%	6/30/50	1,716	1,519
	Ameriprise Financial Inc.	3.700%	10/15/24	207	207
	Ameriprise Financial Inc.	3.000%	4/2/25	694	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	2.800%	5/15/30	200	175
	Aon Global Ltd.	4.600%	6/14/44	478	429
	Aon Global Ltd.	4.750%	5/15/45	505	470
[7]	Athene Global Funding	0.950%	1/8/24	2,000	1,900
[4,10]	Athene Global Funding	1.125%	9/2/25	6,693	6,599
[9,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.527%	7/26/29	8,000	5,544
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	2,000	1,740
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,025
[4,11]	AXA SA	5.625%	1/16/54	300	344
	Banco Santander SA	3.490%	5/28/30	200	177
	Banco Santander SA	2.749%	12/3/30	2,130	1,692
[4]	Bank of America Corp.	2.816%	7/21/23	4,002	4,001
[4]	Bank of America Corp.	3.864%	7/23/24	2,610	2,598
[4]	Bank of America Corp.	0.810%	10/24/24	5,000	4,771
[4]	Bank of America Corp.	4.000%	1/22/25	1,000	996
[4]	Bank of America Corp.	0.981%	9/25/25	4,000	3,708
[4]	Bank of America Corp.	3.093%	10/1/25	479	465
[4]	Bank of America Corp.	3.366%	1/23/26	4,099	3,969
[4]	Bank of America Corp.	2.015%	2/13/26	356	333
[4]	Bank of America Corp.	1.319%	6/19/26	1,755	1,597
[4]	Bank of America Corp.	3.559%	4/23/27	242	232
	Bank of America Corp.	1.734%	7/22/27	6,520	5,811
[4]	Bank of America Corp.	3.824%	1/20/28	433	415
[4]	Bank of America Corp.	3.705%	4/24/28	244	232
[4]	Bank of America Corp.	3.419%	12/20/28	520	484
[4]	Bank of America Corp.	3.970%	3/5/29	1,635	1,560
[4]	Bank of America Corp.	2.087%	6/14/29	5,000	4,282
[4]	Bank of America Corp.	4.271%	7/23/29	201	193
[4]	Bank of America Corp.	3.194%	7/23/30	1,050	939
[4]	Bank of America Corp.	1.898%	7/23/31	1,550	1,240
[4,10]	Bank of America Corp.	0.654%	10/26/31	1,300	1,071
	Bank of America Corp.	2.299%	7/21/32	6,800	5,496
	Bank of America Corp.	4.571%	4/27/33	2,500	2,433
[4]	Bank of America Corp.	2.676%	6/19/41	1,700	1,227
	Bank of America Corp.	3.311%	4/22/42	400	314
[4]	Bank of America Corp.	4.875%	4/1/44	1,000	962
[4]	Bank of America Corp.	3.946%	1/23/49	1,000	854
[4]	Bank of America Corp.	4.083%	3/20/51	2,000	1,722
[4]	Bank of America Corp.	2.831%	10/24/51	1,000	692
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	200	194
	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,186
	Bank of Nova Scotia	2.951%	3/11/27	3,425	3,224
	Barclays plc	4.375%	9/11/24	510	508
	Barclays plc	1.007%	12/10/24	3,820	3,626
	Barclays plc	5.200%	5/12/26	2,000	1,994
	Barclays plc	4.337%	1/10/28	2,844	2,719
	Barclays plc	3.330%	11/24/42	6,000	4,477
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,100	1,883
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	386
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,300	2,239
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,947
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	198
	Brookfield Finance Inc.	3.900%	1/25/28	200	191
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	4,200	4,029
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	5,000	4,540
	Capital One Financial Corp.	5.268%	5/10/33	3,300	3,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,319
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,612
[10]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	700	670
	Citigroup Inc.	0.981%	5/1/25	3,625	3,396
	Citigroup Inc.	4.140%	5/24/25	3,335	3,324
	Citigroup Inc.	2.014%	1/25/26	6,800	6,376
	Citigroup Inc.	3.200%	10/21/26	1,524	1,450
	Citigroup Inc.	4.450%	9/29/27	1,907	1,875
	Citigroup Inc.	4.658%	5/24/28	2,615	2,596
[4]	Citigroup Inc.	3.668%	7/24/28	1,198	1,133
[4]	Citigroup Inc.	3.520%	10/27/28	200	187
[4]	Citigroup Inc.	4.412%	3/31/31	248	238
[4]	Citigroup Inc.	2.572%	6/3/31	650	547
	Citigroup Inc.	2.561%	5/1/32	3,000	2,474
	Citigroup Inc.	4.910%	5/24/33	5,135	5,069
[4]	Citigroup Inc.	3.878%	1/24/39	1,500	1,298
	Citigroup Inc.	4.650%	7/30/45	2,316	2,116
	Citigroup Inc.	4.650%	7/23/48	1,000	930
	CME Group Inc.	2.650%	3/15/32	3,500	3,091
[4,9,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	3.306%	9/10/30	6,800	4,582
[7]	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,751
[7]	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,827
[7]	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,709
[7]	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,163
[7]	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,930
[7]	Corebridge Financial Inc.	4.400%	4/5/52	3,630	3,029
[10]	Credit Suisse Group AG	2.125%	10/13/26	2,016	1,968
[7]	Credit Suisse Group AG	3.091%	5/14/32	3,300	2,639
[7]	Danske Bank A/S	1.171%	12/8/23	4,000	3,949
[4]	Deutsche Bank AG	0.962%	11/8/23	18,400	17,640
[4]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,305
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,662
	Deutsche Bank AG	2.311%	11/16/27	3,400	2,933
	Deutsche Bank AG	3.035%	5/28/32	4,000	3,166
[4]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,071	1,063
[7]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	1,024	770
[4]	Discover Bank	4.250%	3/13/26	2,700	2,636
[11]	DNB Bank ASA	2.625%	6/10/26	6,300	7,431
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,559
	Equitable Holdings Inc.	5.000%	4/20/48	290	268
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,145
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,066
	GATX Corp.	3.500%	6/1/32	3,200	2,801
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,013
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	355
	Goldman Sachs Group Inc.	1.757%	1/24/25	3,335	3,209
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	246
[4,11]	Goldman Sachs Group Inc.	1.000%	12/16/25	5,600	6,292
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	203
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,271
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	194
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,865	3,436
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,530	3,202
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	326
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,680
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	176
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.615%	4/22/32	2,000	1,659
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,350	2,762
[4,10]	Goldman Sachs Group Inc.	1.000%	3/18/33	900	703
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	872
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,145
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	2,028
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,706
	HSBC Holdings plc	4.300%	3/8/26	215	213
	HSBC Holdings plc	2.999%	3/10/26	8,000	7,633
	HSBC Holdings plc	3.900%	5/25/26	257	252
[4]	HSBC Holdings plc	2.099%	6/4/26	4,449	4,115
[4]	HSBC Holdings plc	4.292%	9/12/26	200	196
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,559
[4]	HSBC Holdings plc	4.041%	3/13/28	652	619
[4]	HSBC Holdings plc	2.013%	9/22/28	2,000	1,711
[4]	HSBC Holdings plc	4.583%	6/19/29	348	335
[10]	HSBC Holdings plc	0.641%	9/24/29	1,600	1,372
[4]	HSBC Holdings plc	3.973%	5/22/30	248	229
[4]	HSBC Holdings plc	2.357%	8/18/31	1,000	812
	ING Groep NV	3.950%	3/29/27	214	206
	ING Groep NV	4.050%	4/9/29	236	222
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,574
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,145	2,138
	Invesco Finance plc	4.000%	1/30/24	200	200
	Invesco Finance plc	5.375%	11/30/43	590	591
[10]	JAB Holdings BV	2.250%	12/19/39	500	339
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,199
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	284	279
	JPMorgan Chase & Co.	3.900%	7/15/25	256	257
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	1,976
	JPMorgan Chase & Co.	4.080%	4/26/26	5,100	5,053
	JPMorgan Chase & Co.	3.200%	6/15/26	303	294
	JPMorgan Chase & Co.	1.578%	4/22/27	4,000	3,570
	JPMorgan Chase & Co.	2.947%	2/24/28	207	192
	JPMorgan Chase & Co.	4.323%	4/26/28	6,430	6,331
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	3,606
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	473	443
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	384	368
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	200	195
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	229	200
	JPMorgan Chase & Co.	2.580%	4/22/32	3,500	2,947
	JPMorgan Chase & Co.	2.963%	1/25/33	2,200	1,889
	JPMorgan Chase & Co.	4.586%	4/26/33	1,700	1,672
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	2,425
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,865
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	660	563
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,652
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,338
[4]	KeyBank NA	3.300%	6/1/25	200	197
	Lazard Group LLC	4.500%	9/19/28	262	251
[4]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,575
	Lloyds Banking Group plc	4.375%	3/22/28	248	241
[4,9,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	2.636%	3/7/25	1,000	683
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	251
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	332
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	2,312
	Mastercard Inc.	3.300%	3/26/27	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.950%	3/15/51	2,000	1,554
	MetLife Inc.	4.125%	8/13/42	1,000	899
	MetLife Inc.	4.875%	11/13/43	2,200	2,173
[7]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	271
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	748
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	919
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	339
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	239
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	448
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	238
	Mizuho Financial Group Inc.	1.234%	5/22/27	4,540	3,967
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	178
[4]	Morgan Stanley	0.560%	11/10/23	4,127	4,075
[4]	Morgan Stanley	2.720%	7/22/25	7,830	7,553
[4]	Morgan Stanley	4.000%	7/23/25	244	244
[4]	Morgan Stanley	3.875%	1/27/26	707	697
[4]	Morgan Stanley	2.188%	4/28/26	2,070	1,941
	Morgan Stanley	3.625%	1/20/27	573	556
	Morgan Stanley	1.593%	5/4/27	3,900	3,479
	Morgan Stanley	2.475%	1/21/28	3,500	3,183
[4]	Morgan Stanley	3.591%	7/22/28	751	711
[4]	Morgan Stanley	2.699%	1/22/31	500	433
[4]	Morgan Stanley	3.622%	4/1/31	265	244
[4]	Morgan Stanley	3.971%	7/22/38	1,000	894
[4]	Morgan Stanley	4.457%	4/22/39	525	491
	Morgan Stanley	3.217%	4/22/42	1,735	1,361
	Morgan Stanley	4.300%	1/27/45	725	652
[4]	Morgan Stanley	2.802%	1/25/52	1,215	841
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,155
	Nasdaq Inc.	3.950%	3/7/52	665	547
	NatWest Group plc	3.875%	9/12/23	600	599
[4]	NatWest Group plc	4.269%	3/22/25	700	693
[4]	NatWest Group plc	3.073%	5/22/28	1,175	1,068
[4,11]	NIBC Bank NV	3.125%	11/15/23	2,700	3,233
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,114
[6,7]	NongHyup Bank	4.250%	7/6/27	17,500	17,509
	Northern Trust Corp.	4.000%	5/10/27	4,000	4,028
	OneMain Finance Corp.	3.500%	1/15/27	305	244
[4]	PNC Bank NA	3.100%	10/25/27	262	249
[4]	PNC Bank NA	3.250%	1/22/28	250	238
[4]	PNC Bank NA	2.700%	10/22/29	200	174
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	377
	Progressive Corp.	2.500%	3/15/27	1,800	1,699
[7]	Protective Life Corp.	4.300%	9/30/28	200	197
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,180
[4]	Prudential Financial Inc.	4.350%	2/25/50	500	463
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,660	1,384
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,545
	Santander Holdings USA Inc.	3.500%	6/7/24	290	285
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,681
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	3,932
[7]	Standard Chartered plc	1.319%	10/14/23	1,260	1,250
	State Street Corp.	3.550%	8/18/25	282	281
[4]	State Street Corp.	2.354%	11/1/25	244	235
	State Street Corp.	3.152%	3/30/31	223	202
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	210
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	285
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	524
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	238
	SVB Financial Group	2.100%	5/15/28	3,775	3,211
	Synchrony Financial	3.950%	12/1/27	6,640	6,041
[4]	Toronto-Dominion Bank	2.350%	3/8/24	621	608
	Toronto-Dominion Bank	3.766%	6/6/25	14,000	13,921
	Toronto-Dominion Bank	4.108%	6/8/27	10,400	10,291
	Toronto-Dominion Bank	4.456%	6/8/32	5,500	5,439
[4]	Truist Bank	1.500%	3/10/25	200	189
[4]	Truist Bank	3.625%	9/16/25	250	245
[4]	US Bancorp	3.150%	4/27/27	256	246
[4]	US Bancorp	3.000%	7/30/29	200	182
	Visa Inc.	1.900%	4/15/27	200	185
[4]	Wells Fargo & Co.	3.000%	2/19/25	544	532
[4]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,065
	Wells Fargo & Co.	3.000%	4/22/26	504	480
[4]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,375
	Wells Fargo & Co.	3.000%	10/23/26	545	515
[4]	Wells Fargo & Co.	3.196%	6/17/27	200	190
[4]	Wells Fargo & Co.	4.300%	7/22/27	4,500	4,446
[4]	Wells Fargo & Co.	3.526%	3/24/28	10,400	9,869
[4]	Wells Fargo & Co.	3.584%	5/22/28	244	231
[4]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,051
[4]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,143
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,511
[4]	Wells Fargo & Co.	4.650%	11/4/44	1,000	897
[4]	Wells Fargo & Co.	4.400%	6/14/46	750	650
[4]	Wells Fargo & Co.	5.013%	4/4/51	450	441
[4]	Wells Fargo & Co.	4.611%	4/25/53	1,750	1,619
[4,11]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	8,049
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,361
[4,12]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,305
[4]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,559
	Westpac Banking Corp.	2.963%	11/16/40	1,175	852
	Willis North America Inc.	2.950%	9/15/29	1,585	1,357
	Willis North America Inc.	3.875%	9/15/49	680	530
					577,419
Health Care (2.0%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,071
	AbbVie Inc.	3.200%	11/21/29	313	288
	AbbVie Inc.	4.050%	11/21/39	8,182	7,292
	AbbVie Inc.	4.875%	11/14/48	2,395	2,308
	AbbVie Inc.	4.250%	11/21/49	725	643
[4]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	4,073
[4]	Allina Health System	3.887%	4/15/49	1,135	998
[10]	American Medical Systems Europe BV	1.875%	3/8/34	1,900	1,649
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	3,070
	Amgen Inc.	2.200%	2/21/27	2,609	2,399
	Amgen Inc.	3.150%	2/21/40	2,250	1,785
	Amgen Inc.	3.375%	2/21/50	750	575
	Amgen Inc.	4.663%	6/15/51	2,160	2,028
	Amgen Inc.	4.400%	2/22/62	3,330	2,896
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	904
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,588
	AstraZeneca plc	4.000%	9/18/42	3,990	3,680
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	40
[7]	Bausch Health Cos. Inc.	5.250%	2/15/31	210	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.132%	12/1/51	2,000	1,455
	Becton Dickinson & Co.	4.669%	6/6/47	300	280
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,648
	Boston Scientific Corp.	1.900%	6/1/25	1,000	944
	Boston Scientific Corp.	4.550%	3/1/39	392	364
	Bristol-Myers Squibb Co.	3.900%	2/20/28	195	195
	Bristol-Myers Squibb Co.	3.400%	7/26/29	916	885
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	62
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,754
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	667
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	423
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	1,061
	Centene Corp.	2.450%	7/15/28	2,990	2,494
	Centene Corp.	3.000%	10/15/30	455	377
	Centene Corp.	2.625%	8/1/31	1,290	1,035
[7]	Charles River Laboratories International Inc.	4.250%	5/1/28	580	522
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,976
[4]	CHRISTUS Health	4.341%	7/1/28	200	201
	Cigna Corp.	3.750%	7/15/23	1,084	1,085
	Cigna Corp.	1.250%	3/15/26	1,500	1,354
	Cigna Corp.	4.800%	8/15/38	1,730	1,684
	Cigna Corp.	3.400%	3/15/50	1,550	1,185
[4]	City of Hope	4.378%	8/15/48	80	74
	CommonSpirit Health	2.760%	10/1/24	615	599
	CVS Health Corp.	2.625%	8/15/24	200	196
	CVS Health Corp.	3.625%	4/1/27	1,419	1,382
	CVS Health Corp.	3.250%	8/15/29	25	23
	CVS Health Corp.	4.780%	3/25/38	6,147	5,818
	CVS Health Corp.	2.700%	8/21/40	1,300	936
[7]	DaVita Inc.	4.625%	6/1/30	210	164
	DH Europe Finance II Sarl	2.600%	11/15/29	500	448
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	905
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,931
	Elevance Health Inc.	3.125%	5/15/50	2,450	1,848
	Eli Lilly & Co.	3.375%	3/15/29	200	195
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,236
	Encompass Health Corp.	4.500%	2/1/28	635	547
	Gilead Sciences Inc.	3.500%	2/1/25	675	667
	Gilead Sciences Inc.	3.650%	3/1/26	433	426
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,465
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	297
	HCA Inc.	5.250%	6/15/26	757	752
	HCA Inc.	5.250%	6/15/49	975	842
	Johnson & Johnson	2.450%	9/1/60	1,700	1,154
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,449
[7]	Medline Borrower LP	3.875%	4/1/29	185	158
	Medtronic Inc.	4.625%	3/15/45	500	501
	Merck & Co. Inc.	1.700%	6/10/27	2,455	2,232
	Merck & Co. Inc.	3.400%	3/7/29	1,551	1,502
	Merck & Co. Inc.	2.150%	12/10/31	5,000	4,304
	Merck & Co. Inc.	4.000%	3/7/49	925	855
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,014
	Mylan Inc.	4.550%	4/15/28	100	95
	Novartis Capital Corp.	2.000%	2/14/27	1,000	931
	Novartis Capital Corp.	2.750%	8/14/50	850	661
[7]	Organon & Co.	4.125%	4/30/28	900	796
	Pfizer Inc.	3.450%	3/15/29	382	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.625%	4/1/30	1,610	1,470
	Pfizer Inc.	1.700%	5/28/30	200	170
	Pfizer Inc.	1.750%	8/18/31	440	368
	Pfizer Inc.	2.550%	5/28/40	1,546	1,218
[7]	Roche Holdings Inc.	2.076%	12/13/31	4,255	3,632
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	207
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	3,077
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	264
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	15	14
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	630	581
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	205	189
[7]	Tenet Healthcare Corp.	6.125%	10/1/28	135	116
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	118	100
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	875
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,678
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,660	2,870
	UnitedHealth Group Inc.	3.850%	6/15/28	245	244
	UnitedHealth Group Inc.	2.750%	5/15/40	850	662
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,124
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,377
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	189
	Viatris Inc.	2.300%	6/22/27	200	171
	Zoetis Inc.	4.700%	2/1/43	1,820	1,751
	Zoetis Inc.	3.950%	9/12/47	1,660	1,439
					123,609
Industrials (3.4%)
[4]	3M Co.	2.250%	9/19/26	100	94
	3M Co.	3.700%	4/15/50	796	686
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	88
[7]	Air Canada	3.875%	8/15/26	390	331
[7]	Airbus SE	3.150%	4/10/27	221	213
[4,10]	Airbus SE	2.375%	6/9/40	600	518
[7]	Allison Transmission Inc.	4.750%	10/1/27	525	483
[7]	American Airlines Inc.	11.750%	7/15/25	107	111
[7]	American Airlines Inc.	5.500%	4/20/26	540	498
[7]	American Airlines Inc.	5.750%	4/20/29	1,230	1,050
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	420	362
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	260	207
[7]	Aramark Services Inc.	6.375%	5/1/25	470	460
[7]	Aramark Services Inc.	5.000%	2/1/28	60	55
[4,12]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	3,900	2,270
[4,12]	Aurizon Network Pty. Ltd.	4.000%	6/21/24	2,500	1,704
	Boeing Co.	2.800%	3/1/24	245	240
	Boeing Co.	4.875%	5/1/25	1,779	1,772
	Boeing Co.	2.750%	2/1/26	2,330	2,163
	Boeing Co.	2.250%	6/15/26	790	713
	Boeing Co.	2.700%	2/1/27	1,420	1,264
	Boeing Co.	5.040%	5/1/27	248	245
	Boeing Co.	3.250%	2/1/28	2,400	2,152
	Boeing Co.	3.200%	3/1/29	1,780	1,543
	Boeing Co.	5.150%	5/1/30	829	795
	Boeing Co.	3.550%	3/1/38	2,500	1,823
	Boeing Co.	5.705%	5/1/40	1,650	1,541
	Boeing Co.	5.805%	5/1/50	1,546	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,480
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,005
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	254
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,167
	Canadian Pacific Railway Co.	2.450%	12/2/31	2,500	2,145
	Canadian Pacific Railway Co.	4.800%	8/1/45	7,600	7,459
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	510	466
	Carrier Global Corp.	2.700%	2/15/31	4,700	3,980
	Carrier Global Corp.	3.377%	4/5/40	4,975	3,907
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,935	4,334
[7]	Clean Harbors Inc.	4.875%	7/15/27	545	499
	CSX Corp.	4.250%	3/15/29	2,860	2,846
	CSX Corp.	4.750%	11/15/48	2,000	1,955
	CSX Corp.	3.800%	4/15/50	900	759
	CSX Corp.	2.500%	5/15/51	1,000	676
[7]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	10,185	9,781
[7]	Delta Air Lines Inc.	7.000%	5/1/25	735	744
[7]	Delta Air Lines Inc.	4.500%	10/20/25	2,249	2,184
[7]	Delta Air Lines Inc.	4.750%	10/20/28	4,119	3,888
	Delta Air Lines Inc.	3.750%	10/28/29	325	257
	Emerson Electric Co.	1.800%	10/15/27	200	179
	Emerson Electric Co.	2.200%	12/21/31	3,640	3,080
	FedEx Corp.	3.250%	5/15/41	8,530	6,673
	FedEx Corp.	3.875%	8/1/42	2,300	1,920
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,646
[4]	General Electric Co.	6.750%	3/15/32	1,189	1,330
	Honeywell International Inc.	1.950%	6/1/30	286	246
	Honeywell International Inc.	5.700%	3/15/37	5,000	5,671
[4]	John Deere Capital Corp.	2.125%	3/7/25	1,630	1,574
	John Deere Capital Corp.	3.400%	6/6/25	3,400	3,389
	John Deere Capital Corp.	3.900%	6/7/32	1,150	1,136
[13]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	2,000	1,969
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,101
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,179
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,167
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,676
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,390
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	11,404	11,200
[7]	Mueller Water Products Inc.	4.000%	6/15/29	875	764
	Norfolk Southern Corp.	3.050%	5/15/50	860	632
	Norfolk Southern Corp.	4.550%	6/1/53	2,050	1,936
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,015
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,415
	PACCAR Financial Corp.	2.850%	4/7/25	15,725	15,528
	Parker-Hannifin Corp.	3.650%	6/15/24	6,740	6,696
	Precision Castparts Corp.	3.250%	6/15/25	100	100
[4,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,759
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	2,826
	Republic Services Inc.	1.750%	2/15/32	864	680
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	1,769
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	240	205
[7]	Rolls-Royce plc	5.750%	10/15/27	600	544
[4,10]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	1,600	1,351
	Southwest Airlines Co.	5.250%	5/4/25	938	957
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,898
	Teledyne Technologies Inc.	2.750%	4/1/31	8,000	6,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	TopBuild Corp.	3.625%	3/15/29	110	87
[7]	TopBuild Corp.	4.125%	2/15/32	650	510
[7]	TransDigm Inc.	8.000%	12/15/25	675	684
[7]	TransDigm Inc.	6.250%	3/15/26	831	803
	TransDigm Inc.	5.500%	11/15/27	465	396
	TransDigm Inc.	4.875%	5/1/29	605	492
	Triton Container International Ltd.	3.250%	3/15/32	5,670	4,624
	Tyco Electronics Group SA	3.700%	2/15/26	209	208
	Tyco Electronics Group SA	3.125%	8/15/27	238	228
	Tyco Electronics Group SA	2.500%	2/4/32	3,260	2,860
	Union Pacific Corp.	3.500%	6/8/23	275	275
	Union Pacific Corp.	3.150%	3/1/24	190	189
	Union Pacific Corp.	3.250%	2/5/50	905	711
	Union Pacific Corp.	3.839%	3/20/60	1,000	836
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,548
[7]	United Airlines Inc.	4.375%	4/15/26	818	726
[7]	United Airlines Inc.	4.625%	4/15/29	610	517
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,025	1,007
	United Parcel Service Inc.	3.900%	4/1/25	200	202
	United Parcel Service Inc.	6.200%	1/15/38	6,710	7,817
	United Parcel Service Inc.	5.300%	4/1/50	875	961
[7]	Vertiv Group Corp.	4.125%	11/15/28	265	216
[7]	WESCO Distribution Inc.	7.250%	6/15/28	540	534
[4,10]	Wizz Air Finance Co. BV	1.350%	1/19/24	1,300	1,260
					208,573
Materials (1.1%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	827
	Albemarle Corp.	4.650%	6/1/27	1,000	984
[7]	Antofagasta plc	5.625%	5/13/32	1,400	1,354
[7]	Arconic Corp.	6.000%	5/15/25	60	59
[7]	Arconic Corp.	6.125%	2/15/28	225	209
[7]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	500	429
[7]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	108
[7]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	360	288
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	355	317
	Ball Corp.	2.875%	8/15/30	856	692
	Ball Corp.	3.125%	9/15/31	300	242
[7]	Berry Global Inc.	4.875%	7/15/26	172	164
[7]	Berry Global Inc.	5.625%	7/15/27	1,120	1,073
[4,11]	BHP Billiton Finance Ltd.	4.300%	9/25/42	900	1,067
[7]	Big River Steel LLC	6.625%	1/31/29	354	331
[7]	Canpack SA	3.875%	11/15/29	830	656
[7]	Chemours Co.	4.625%	11/15/29	585	460
[7]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	2,852	2,771
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,648
	Dow Chemical Co.	4.375%	11/15/42	300	264
	Dow Chemical Co.	3.600%	11/15/50	1,000	763
	DuPont de Nemours Inc.	5.319%	11/15/38	380	376
[7]	Element Solutions Inc.	3.875%	9/1/28	655	542
	FMC Corp.	4.500%	10/1/49	135	116
[7]	Freeport Indonesia PT	6.200%	4/14/52	6,100	5,276
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,193
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	587
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	745
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	211
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	139
[7]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	8,727	8,031
[7]	Georgia-Pacific LLC	1.750%	9/30/25	1,785	1,655
[7]	Georgia-Pacific LLC	2.100%	4/30/27	207	189
[7]	Graham Packaging Co. Inc.	7.125%	8/15/28	370	297
[7]	Graphic Packaging International LLC	3.500%	3/15/28	370	320
[7]	Graphic Packaging International LLC	3.500%	3/1/29	86	73
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	790	661
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	134
[7]	Ingevity Corp.	3.875%	11/1/28	220	184
	International Paper Co.	4.800%	6/15/44	549	507
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	505	387
[4,10]	Koninklijke DSM NV	0.625%	6/23/32	949	775
	Linde Inc.	2.000%	8/10/50	1,000	627
[4,10]	Linde plc	1.000%	9/30/51	900	506
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,992
	Mosaic Co.	4.875%	11/15/41	440	400
	Newmont Corp.	2.800%	10/1/29	3,385	2,993
	Newmont Corp.	2.250%	10/1/30	2,540	2,113
[7]	Novelis Corp.	4.750%	1/30/30	315	262
	Nucor Corp.	3.125%	4/1/32	3,590	3,129
	Nucor Corp.	4.400%	5/1/48	1,650	1,486
	Nucor Corp.	3.850%	4/1/52	1,500	1,223
	Nutrien Ltd.	4.200%	4/1/29	2,042	1,983
	Nutrien Ltd.	2.950%	5/13/30	1,000	891
	Nutrien Ltd.	4.125%	3/15/35	180	167
	Packaging Corp. of America	3.400%	12/15/27	230	221
	Packaging Corp. of America	4.050%	12/15/49	150	124
[7]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	178	152
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	6,290	6,552
	RPM International Inc.	4.550%	3/1/29	1,660	1,606
	Sherwin-Williams Co.	4.500%	6/1/47	310	274
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	741
[7]	SPCM SA	3.125%	3/15/27	155	131
[7]	SPCM SA	3.375%	3/15/30	160	125
	Steel Dynamics Inc.	2.400%	6/15/25	555	526
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,398
	United States Steel Corp.	6.875%	3/1/29	229	198
	Westlake Corp.	3.125%	8/15/51	1,000	697
	WRKCo Inc.	3.900%	6/1/28	325	314
					68,547
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	1,120	955
	Agree LP	2.600%	6/15/33	1,130	892
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	203
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	2,167
[4,10]	Aroundtown SA	0.000%	7/16/26	2,200	1,869
[4,10]	Aroundtown SA	2.875%	Perpetual	700	500
[7]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	320	264
[4,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,154	1,022
	Camden Property Trust	3.350%	11/1/49	2,480	1,940
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,812
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,328
	Crown Castle International Corp.	4.450%	2/15/26	310	307
	Crown Castle International Corp.	3.800%	2/15/28	1,093	1,032
	Crown Castle International Corp.	4.750%	5/15/47	700	631
	Crown Castle International Corp.	5.200%	2/15/49	200	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Digital Euro Finco LLC	2.625%	4/15/24	4,542	4,735
	Digital Realty Trust LP	3.600%	7/1/29	200	181
	Essex Portfolio LP	4.500%	3/15/48	920	826
	Federal Realty OP LP	3.950%	1/15/24	4,825	4,811
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	761
	Kimco Realty Corp.	1.900%	3/1/28	4,000	3,463
	Kimco Realty Corp.	4.250%	4/1/45	2,180	1,833
	Kimco Realty Corp.	3.700%	10/1/49	1,660	1,289
[7]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	255	233
	Mid-America Apartments LP	2.750%	3/15/30	200	174
	MPT Operating Partnership LP	3.500%	3/15/31	575	449
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	198
	Omega Healthcare Investors Inc.	3.375%	2/1/31	3,000	2,435
[4,10]	Prologis International Funding II SA	1.625%	6/17/32	2,062	1,696
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,324
	Sabra Health Care LP	3.900%	10/15/29	200	176
	SBA Communications Corp.	3.125%	2/1/29	645	528
[4,10]	SBB Treasury OYJ	1.125%	11/26/29	2,000	1,237
	Simon Property Group LP	3.750%	2/1/24	236	236
	Simon Property Group LP	2.000%	9/13/24	189	181
	Simon Property Group LP	3.500%	9/1/25	1,200	1,173
	Simon Property Group LP	3.250%	11/30/26	203	194
	Simon Property Group LP	1.750%	2/1/28	200	171
	Simon Property Group LP	2.650%	7/15/30	1,000	849
	Simon Property Group LP	3.800%	7/15/50	250	200
[4]	UDR Inc.	2.950%	9/1/26	185	174
[7]	Uniti Group LP	7.875%	2/15/25	190	183
[7]	VICI Properties LP	5.625%	5/1/24	235	232
[7]	VICI Properties LP	4.625%	6/15/25	641	611
[4,10]	Vonovia SE	0.000%	12/1/25	2,100	1,953
	Welltower Inc.	4.250%	4/1/26	600	594
[11]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,105
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,346
	Weyerhaeuser Co.	4.000%	4/15/30	145	136
	Weyerhaeuser Co.	3.375%	3/9/33	2,850	2,486
					59,287
Technology (1.8%)
	Adobe Inc.	2.150%	2/1/27	2,309	2,159
	Apple Inc.	3.250%	2/23/26	630	625
	Apple Inc.	2.450%	8/4/26	577	554
	Apple Inc.	2.050%	9/11/26	429	404
	Apple Inc.	3.350%	2/9/27	241	239
	Apple Inc.	3.200%	5/11/27	464	457
	Apple Inc.	2.900%	9/12/27	242	233
	Apple Inc.	1.200%	2/8/28	1,580	1,382
	Apple Inc.	2.375%	2/8/41	2,825	2,162
	Apple Inc.	3.850%	5/4/43	1,715	1,578
	Apple Inc.	3.850%	8/4/46	1,660	1,522
	Apple Inc.	2.950%	9/11/49	925	727
	Apple Inc.	2.650%	5/11/50	1,660	1,227
	Apple Inc.	2.700%	8/5/51	4,150	3,110
	Applied Materials Inc.	3.300%	4/1/27	284	278
	Broadcom Inc.	5.000%	4/15/30	1,450	1,425
[7]	Broadcom Inc.	3.187%	11/15/36	3,300	2,507
[7]	Broadcom Inc.	3.500%	2/15/41	800	603
	CDW LLC	4.125%	5/1/25	125	122
[7]	Clarivate Science Holdings Corp.	4.875%	7/1/29	450	369
[7]	CommScope Inc.	6.000%	3/1/26	45	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CommScope Inc.	7.125%	7/1/28	239	182
[7]	Condor Merger Sub Inc.	7.375%	2/15/30	755	614
	Dell International LLC	6.100%	7/15/27	1,490	1,563
	Dell International LLC	6.200%	7/15/30	2,051	2,134
[7]	Entegris Escrow Corp.	4.750%	4/15/29	4,640	4,325
[7]	Entegris Escrow Corp.	5.950%	6/15/30	865	824
	Global Payments Inc.	1.500%	11/15/24	2,560	2,401
	HP Inc.	4.000%	4/15/29	5,030	4,708
	HP Inc.	4.200%	4/15/32	3,590	3,205
	Intel Corp.	3.150%	5/11/27	44	43
	Intel Corp.	2.450%	11/15/29	237	211
	Intel Corp.	4.750%	3/25/50	1,345	1,324
	Intel Corp.	3.050%	8/12/51	2,400	1,787
	KLA Corp.	4.650%	7/15/32	4,640	4,742
	KLA Corp.	5.000%	3/15/49	2,820	2,837
	Microsoft Corp.	2.921%	3/17/52	5,490	4,334
[7]	MSCI Inc.	3.625%	9/1/30	305	254
[7]	MSCI Inc.	3.625%	11/1/31	375	311
[7]	Nielsen Finance LLC	5.625%	10/1/28	152	141
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,494
	NVIDIA Corp.	3.700%	4/1/60	500	420
	NXP BV	3.250%	5/11/41	2,350	1,774
	Oracle Corp.	2.400%	9/15/23	4,979	4,903
	Oracle Corp.	3.400%	7/8/24	100	99
	Oracle Corp.	2.950%	11/15/24	371	360
	Oracle Corp.	2.950%	5/15/25	328	314
	Oracle Corp.	2.650%	7/15/26	298	275
	Oracle Corp.	2.300%	3/25/28	3,315	2,854
	Oracle Corp.	2.950%	4/1/30	921	786
	Oracle Corp.	2.875%	3/25/31	4,440	3,658
	Oracle Corp.	3.600%	4/1/40	1,300	974
	Oracle Corp.	3.650%	3/25/41	2,250	1,677
	Oracle Corp.	3.950%	3/25/51	1,610	1,182
	PayPal Holdings Inc.	3.900%	6/1/27	1,120	1,115
	QUALCOMM Inc.	3.250%	5/20/27	569	557
	RELX Capital Inc.	3.000%	5/22/30	1,000	897
[7]	S&P Global Inc.	2.700%	3/1/29	6,460	5,881
[7]	S&P Global Inc.	2.900%	3/1/32	2,470	2,201
[7]	Sabre GLBL Inc.	7.375%	9/1/25	144	134
	Salesforce Inc.	2.700%	7/15/41	6,500	5,032
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	905
	Skyworks Solutions Inc.	3.000%	6/1/31	4,110	3,349
[7]	SS&C Technologies Inc.	5.500%	9/30/27	110	103
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,209
	VMware Inc.	1.800%	8/15/28	3,960	3,290
	VMware Inc.	4.700%	5/15/30	500	480
	Workday Inc.	3.700%	4/1/29	3,160	2,962
					109,549
Utilities (2.4%)
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,323
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	1,054
[4]	Alabama Power Co.	1.450%	9/15/30	2,000	1,627
	Ameren Corp.	1.950%	3/15/27	1,330	1,193
	Ameren Corp.	3.500%	1/15/31	700	641
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,222
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,030
[4]	Appalachian Power Co.	2.700%	4/1/31	2,000	1,722
[4]	Appalachian Power Co.	4.500%	3/1/49	500	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,271
[7]	Calpine Corp.	5.125%	3/15/28	590	523
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,012
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	1,944	1,770
	CenterPoint Energy Inc.	4.250%	11/1/28	319	311
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,328
[4,11]	Centrica plc	4.375%	3/13/29	1,400	1,732
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	315	285
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,081
	Commonwealth Edison Co.	3.800%	10/1/42	685	587
[4]	Commonwealth Edison Co.	3.750%	8/15/47	490	420
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	250	227
	Connecticut Light & Power Co.	4.000%	4/1/48	307	278
	Consumers Energy Co.	3.950%	7/15/47	900	809
[4,12]	DBNGP Finance Co. Pty. Ltd.	4.225%	5/28/25	5,550	3,767
[4]	Dominion Energy Inc.	3.375%	4/1/30	1,000	914
[4]	Dominion Energy Inc.	4.050%	9/15/42	500	429
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	502
[4]	DTE Electric Co.	1.900%	4/1/28	615	549
	DTE Electric Co.	4.300%	7/1/44	2,490	2,308
	DTE Energy Co.	2.950%	3/1/30	1,000	886
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	866
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	517
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	753
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	261
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,413
[10]	Duke Energy Corp.	3.100%	6/15/28	4,231	4,374
	Duke Energy Corp.	3.300%	6/15/41	500	387
	Duke Energy Corp.	3.500%	6/15/51	500	377
	Duke Energy Florida LLC	3.800%	7/15/28	241	236
	Duke Energy Florida LLC	1.750%	6/15/30	290	241
	Duke Energy Progress LLC	3.400%	4/1/32	2,000	1,856
	Duke Energy Progress LLC	4.100%	5/15/42	400	361
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,387
	Duke Energy Progress LLC	4.000%	4/1/52	1,000	899
[4,10]	Enel Finance International NV	0.875%	6/17/36	800	547
	Entergy Arkansas LLC	3.500%	4/1/26	202	199
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,385
	Entergy Corp.	2.800%	6/15/30	1,721	1,478
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,240
	Entergy Louisiana LLC	1.600%	12/15/30	515	412
	Entergy Louisiana LLC	4.200%	9/1/48	500	459
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,471
	Eversource Energy	4.200%	6/27/24	8,930	8,952
[4]	Eversource Energy	1.400%	8/15/26	1,400	1,248
	Eversource Energy	2.900%	3/1/27	5,470	5,149
	Exelon Corp.	4.050%	4/15/30	400	384
[7]	Exelon Corp.	3.350%	3/15/32	2,600	2,330
	Exelon Corp.	5.625%	6/15/35	200	208
	Exelon Corp.	5.100%	6/15/45	1,000	987
	Exelon Corp.	4.450%	4/15/46	1,000	902
[7]	Exelon Corp.	4.100%	3/15/52	1,400	1,201
[4]	FirstEnergy Corp.	4.400%	7/15/27	515	481
	FirstEnergy Corp.	2.650%	3/1/30	3,610	2,979
[4]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,153
[4]	FirstEnergy Corp.	3.400%	3/1/50	155	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.800%	12/15/42	1,035	923
[4]	Georgia Power Co.	2.200%	9/15/24	207	200
[4,10]	National Grid plc	0.750%	9/1/33	3,000	2,258
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	169
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	3,200	3,278
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,000	715
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	875	810
	Northern States Power Co.	6.250%	6/1/36	500	575
	NRG Energy Inc.	6.625%	1/15/27	55	54
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,709
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	889
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,822
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	865
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,306
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,140
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	783
	PacifiCorp	5.250%	6/15/35	313	320
	PacifiCorp	4.125%	1/15/49	525	469
	PacifiCorp	4.150%	2/15/50	865	776
	PECO Energy Co.	4.150%	10/1/44	1,515	1,382
	PECO Energy Co.	3.700%	9/15/47	1,285	1,114
[4]	Public Service Co. of Colorado	6.250%	9/1/37	550	639
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	880
	Public Service Co. of Colorado	4.050%	9/15/49	500	450
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	247
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	728
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	423
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,847	2,640
[4,10]	RWE AG	1.000%	11/26/33	1,200	916
	Sempra Energy	3.300%	4/1/25	3,200	3,127
	Sempra Energy	3.700%	4/1/29	4,000	3,762
[4]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,733
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,573
	Southern California Edison Co.	4.000%	4/1/47	615	499
	Southern California Edison Co.	3.450%	2/1/52	700	521
	Southern Co.	4.475%	8/1/24	4,480	4,497
[4]	Southern Co.	3.700%	4/30/30	700	650
	Southern Co.	4.400%	7/1/46	350	305
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	207	200
	Southwestern Public Service Co.	3.300%	6/15/24	257	255
	Union Electric Co.	3.900%	9/15/42	454	397
	Union Electric Co.	4.000%	4/1/48	910	798
	Union Electric Co.	3.900%	4/1/52	1,500	1,328
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	425	413
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,035
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	500	426
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	530	500
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	65	61
	WEC Energy Group Inc.	1.800%	10/15/30	2,000	1,610
	Xcel Energy Inc.	2.350%	11/15/31	3,290	2,725
	Xcel Energy Inc.	4.600%	6/1/32	2,000	1,987
	Xcel Energy Inc.	3.500%	12/1/49	2,000	1,588
					143,915
Total Corporate Bonds (Cost $2,115,939)					1,850,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (0.1%)
[9]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.813%	4/20/28	155	148
[9]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	6.549%	2/1/27	880	752
[9]	Central Parent Inc. First Lien Initial Term Loan, TSFR1M + 4.500%	6.610%	7/6/29	150	146
[9]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	6.666%	8/2/27	450	413
[9]	First Student Bidco Inc. Incremental Term Loan B, TSFR1M + 4.000%	6.154%	7/21/28	416	383
[9]	First Student Bidco Inc. Incremental Term Loan C, TSFR1M + 4.000%	6.154%	7/21/28	28	26
[9]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 4.000%	5.145%	3/1/29	180	163
[9]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	4.916%	10/23/28	205	189
[9]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	4.250%	11/5/28	1,745	1,657
[9]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	3.875%	3/22/29	120	115
[9]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	3.875%	3/22/29	172	163
Total Floating Rate Loan Interests (Cost $4,431)					4,155
Sovereign Bonds (3.8%)
[4,7]	Bermuda	4.138%	1/3/23	11,260	11,267
[4]	Bermuda	4.854%	2/6/24	4,166	4,199
[4]	Bermuda	3.717%	1/25/27	700	675
[4]	Bermuda	3.375%	8/20/50	7,381	5,362
[4,7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	730
[4]	Dominican Republic	6.875%	1/29/26	3,300	3,365
[4]	Dominican Republic	5.950%	1/25/27	290	278
[4]	Dominican Republic	5.500%	2/22/29	6,500	5,653
[4,7]	Dominican Republic	5.500%	2/22/29	5,935	5,175
[4,7]	Dominican Republic	6.000%	2/22/33	602	501
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,862
[4,7]	Export-Import Bank of India	3.875%	2/1/28	240	229
[4,7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	5,881	5,696
[4]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	3,925	3,900
[4,7]	Korea Electric Power Corp.	3.625%	6/14/25	5,333	5,311
[4,7]	Korea Electric Power Corp.	4.000%	6/14/27	6,000	6,020
[4]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,533
[4]	NTPC Ltd.	4.250%	2/26/26	250	247
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	195
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	551
[4,7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	5,357	5,327
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	965
[4]	Petroleos del Peru SA	5.625%	6/19/47	2,740	1,856
	Petroleos Mexicanos	6.490%	1/23/27	2,758	2,386
	Petroleos Mexicanos	6.500%	3/13/27	7,312	6,347
	Petroleos Mexicanos	6.350%	2/12/48	5,000	2,937
[4]	Republic of Azerbaijan	4.750%	3/18/24	4,918	4,846
[4]	Republic of Chile	2.750%	1/31/27	11,126	10,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Colombia	2.625%	3/15/23	10,750	10,566
[4]	Republic of Colombia	4.000%	2/26/24	519	504
[4]	Republic of Colombia	4.500%	1/28/26	12,545	11,758
[4]	Republic of Croatia	5.500%	4/4/23	5,608	5,687
[4]	Republic of El Salvador	8.625%	2/28/29	5,100	1,665
	Republic of Hungary	5.375%	2/21/23	3,428	3,467
	Republic of Hungary	5.750%	11/22/23	992	1,012
	Republic of Hungary	5.375%	3/25/24	1,782	1,817
[4,7]	Republic of Hungary	5.250%	6/16/29	6,000	5,984
[4]	Republic of Kazakhstan	4.875%	10/14/44	540	446
	Republic of Panama	8.125%	4/28/34	780	977
[4]	Republic of Panama	3.870%	7/23/60	5,442	3,867
[4]	Republic of Paraguay	4.625%	1/25/23	2,000	2,003
	Republic of Peru	7.350%	7/21/25	1,260	1,361
[4,7]	Republic of Romania	5.250%	11/25/27	9,699	9,260
[4,10]	Republic of Romania	1.375%	12/2/29	2,000	1,510
[4,10]	Republic of Romania	1.750%	7/13/30	1,700	1,266
[4,7]	Republic of Romania	6.000%	5/25/34	6,960	6,285
[10]	Republic of the Philippines	0.250%	4/28/25	1,185	1,155
[10]	Republic of the Philippines	1.750%	4/28/41	5,744	4,035
[4]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,459
[4,10]	Serbia International Bond	3.125%	5/15/27	3,536	3,238
[4,10]	Serbia International Bond	1.650%	3/3/33	1,349	885
[4,7,10]	Serbia International Bond	2.050%	9/23/36	3,451	2,126
[4,6,7]	UAE International Government Bond	4.050%	7/7/32	15,000	15,069
[4,7]	Ukraine Government Bond	6.876%	5/21/29	5,000	1,220
[4,14]	United Mexican States	10.000%	11/20/36	140,000	7,484
[4,14]	United Mexican States	8.500%	11/18/38	264,500	12,472
[4]	United Mexican States	4.400%	2/12/52	12,500	9,365
Total Sovereign Bonds (Cost $258,044)					231,753
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,585	1,771
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	778
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	616
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	492
Total Taxable Municipal Bonds (Cost $3,860)					3,657
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[15]	Vanguard Market Liquidity Fund (Cost $40,914)	1.417%		409,313	40,919

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	4
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	3
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	3

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	5
Total Options Purchased (Cost $666)					15
Total Investments (101.0%) (Cost $6,642,180)					6,121,913
Other Assets and Liabilities—Net (-1.0%)					(60,278)
Net Assets (100%)					6,061,635
Cost is in $000.
1	Securities with a value of $1,286,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $9,917,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $14,722,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $462,565,000, representing 7.6% of net assets.
8	Interest-only security.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Swiss francs.
14	Face amount denominated in Mexican pesos.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term SOFR 1 Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	2,549	286,125	2,979
10-Year U.S. Treasury Note	September 2022	2,567	304,270	5,898
Long U.S. Treasury Bond	September 2022	115	15,942	328
Ultra Long U.S. Treasury Bond	September 2022	571	88,130	1,062
				10,267

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(781)	(164,022)	(512)
AUD 3-Year Treasury Bond	September 2022	(106)	(7,862)	(2)
AUD 10-Year Treasury Bond	September 2022	(81)	(6,648)	45
Euro-Bobl	September 2022	(230)	(29,933)	96
Euro-Bund	September 2022	(119)	(18,554)	(73)
Euro-Buxl	September 2022	(45)	(7,713)	304
Euro-Schatz	September 2022	(11)	(1,258)	(2)
Long Gilt	September 2022	(117)	(16,234)	487
Ultra 10-Year U.S. Treasury Note	September 2022	(680)	(86,615)	(1,852)
				(1,509)
				8,758

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/21/22	AUD	632	USD	439	—	(3)
JPMorgan Chase Bank, N.A.	9/21/22	CAD	27	USD	21	—	(1)
Standard Chartered Bank	9/21/22	EUR	3,906	USD	4,106	10	—
Standard Chartered Bank	9/21/22	EUR	1,793	USD	1,901	—	(11)
Bank of America, N.A.	9/21/22	EUR	1,490	USD	1,566	5	—
HSBC Bank plc	9/21/22	EUR	1,249	USD	1,331	—	(14)
JPMorgan Chase Bank, N.A.	9/21/22	EUR	682	USD	722	—	(3)
Toronto-Dominion Bank	9/21/22	GBP	3,301	USD	3,968	57	—
Deutsche Bank AG	9/21/22	GBP	484	USD	591	—	(1)
State Street Bank & Trust Co.	9/21/22	GBP	284	USD	349	—	(2)
State Street Bank & Trust Co.	9/21/22	USD	19,276	AUD	27,356	380	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of Montreal	9/21/22	USD	9,701	AUD	13,617	296	—
Deutsche Bank AG	9/21/22	USD	164	AUD	235	1	—
Deutsche Bank AG	9/21/22	USD	1,952	CHF	1,888	—	(37)
Bank of America, N.A.	9/21/22	USD	77,331	EUR	71,632	1,832	—
Standard Chartered Bank	9/21/22	USD	4,844	EUR	4,610	—	(15)
Morgan Stanley Capital Services LLC	9/21/22	USD	2,309	EUR	2,181	11	—
Morgan Stanley Capital Services LLC	9/21/22	USD	654	EUR	621	—	(1)
JPMorgan Chase Bank, N.A.	9/21/22	USD	549	EUR	515	7	—
State Street Bank & Trust Co.	9/21/22	USD	466	EUR	439	3	—
Standard Chartered Bank	9/21/22	USD	25,482	GBP	20,470	525	—
State Street Bank & Trust Co.	9/21/22	USD	25,379	GBP	20,389	522	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	943	GBP	775	—	(1)
JPMorgan Chase Bank, N.A.	9/21/22	USD	260	GBP	211	2	—
Bank of America, N.A.	9/21/22	USD	22,620	MXN	452,272	461	—
Credit Agricole CIB	9/21/22	USD	7	ZAR	106	—	—
						4,112	(89)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/20/27	USD	312,400	1.000	(38)	(929)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	16,900	1.000	21	150	—	(129)
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	12	9	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	12	8	4	—
Credit Suisse Group Finance Guernsey Ltd./WR	6/20/27	JPMC	2,700[2]	1.000	(138)	(37)	—	(101)
MetLife Inc./A3	6/20/24	BARC	700	1.000	8	—	8	—
Republic of Chile/A1	6/20/27	CITNA	4,630	1.000	(25)	45	—	(70)
Republic of Chile/A1	6/20/27	JPMC	750	1.000	(4)	10	—	(14)
Republic of Chile/A1	6/20/27	MSCS	4,190	1.000	(23)	48	—	(71)
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(19)	(12)	—	(7)
Republic of the Philippines/Baa2	6/20/27	BARC	12,000	1.000	(154)	(88)	—	(66)
Volkswagen International Finance NV/A3	6/20/27	GSI	3,800[2]	1.000	(164)	(28)	—	(136)
					(472)	106	16	(594)
Credit Protection Purchased
BASF SE	6/20/27	BNPSW	2,500[2]	(1.000)	100	(15)	115	—
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	—	—	—	—
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(9)	(3)	—	(6)
Republic of Colombia	6/20/27	BARC	10,030	(1.000)	829	839	—	(10)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Colombia	6/20/27	MSCS	2,400	(1.000)	198	109	89	—
Standard Chartered plc	6/20/27	JPMC	3,800[2]	(1.000)	7	(14)	21	—
					1,125	916	225	(16)
					653	1,022	241	(610)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,753,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2022, counterparties had deposited in segregated accounts securities with a value of $412,000 and cash of $997,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,707,804	—	3,707,804
Asset-Backed/Commercial Mortgage-Backed Securities	—	282,732	—	282,732
Corporate Bonds	—	1,850,878	—	1,850,878
Floating Rate Loan Interests	—	4,155	—	4,155
Sovereign Bonds	—	231,753	—	231,753
Taxable Municipal Bonds	—	3,657	—	3,657
Temporary Cash Investments	40,919	—	—	40,919
Options Purchased	—	15	—	15
Total	40,919	6,080,994	—	6,121,913

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,199	—	—	11,199
Forward Currency Contracts	—	4,112	—	4,112
Swap Contracts	—	241	—	241
Total	11,199	4,353	—	15,552
Liabilities
Futures Contracts[1]	2,441	—	—	2,441
Forward Currency Contracts	—	89	—	89
Swap Contracts	929[1]	610	—	1,539
Total	3,370	699	—	4,069
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.